Share Capital - Options by Exercise Price (Details)	3 Months Ended
	Mar. 31, 2026 Equityinstruments $ / shares	Dec. 31, 2025 Equityinstruments	Mar. 31, 2025 $ / shares
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.23		$ 1.33
Number of Shares, Options Outstanding | Equityinstruments	12,161,679	11,678,698
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 2 months 12 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.46
Number Exercisable, Options Exercisable | Equityinstruments	7,337,899
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.82
4.78
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.78
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 months 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.78
4.94
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 4.94
Number of Shares, Options Outstanding | Equityinstruments	200,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	11 months 4 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
Number Exercisable, Options Exercisable | Equityinstruments	200,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 4.94
6.52
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 6.52
Number of Shares, Options Outstanding | Equityinstruments	170,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	11 months 15 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
Number Exercisable, Options Exercisable | Equityinstruments	170,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 6.52
7.45
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 7.45
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	1 year 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 7.45
3.77
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.77
Number of Shares, Options Outstanding | Equityinstruments	2,690,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 10 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
Number Exercisable, Options Exercisable | Equityinstruments	2,690,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.77
3.85
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.85
Number of Shares, Options Outstanding | Equityinstruments	150,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 1 month 24 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
Number Exercisable, Options Exercisable | Equityinstruments	150,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.85
2.97
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.97
Number of Shares, Options Outstanding | Equityinstruments	750,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	2 years 5 months 26 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
Number Exercisable, Options Exercisable | Equityinstruments	583,332
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.97
1.07
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.07
Number of Shares, Options Outstanding | Equityinstruments	100,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 18 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
Number Exercisable, Options Exercisable | Equityinstruments	50,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.07
1.13
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.13
Number of Shares, Options Outstanding | Equityinstruments	1,063,394
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 4 months 9 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.13
Number Exercisable, Options Exercisable | Equityinstruments	354,465
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.13
1.36
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.36
Number of Shares, Options Outstanding | Equityinstruments	2,000,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 5 months 1 day
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
Number Exercisable, Options Exercisable | Equityinstruments	1,333,334
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.36
1.42
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.42
Number of Shares, Options Outstanding | Equityinstruments	863,852
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 8 months 19 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42
Number Exercisable, Options Exercisable | Equityinstruments	487,951
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.42
1.35
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.35
Number of Shares, Options Outstanding | Equityinstruments	1,598,853
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	3 years 11 months 26 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.35
Number Exercisable, Options Exercisable | Equityinstruments	732,951
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.35
1.27
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.27
Number of Shares, Options Outstanding | Equityinstruments	557,599
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.27
Number Exercisable, Options Exercisable | Equityinstruments	185,866
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.27
1.78
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 1.78
Number of Shares, Options Outstanding | Equityinstruments	300,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 2 months 23 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 1.78
Weighted Average Exercise Price, Options Exercisable (in USD per share)	1.78
2.92
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 2.92
Number of Shares, Options Outstanding | Equityinstruments	250,000
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	4 years 4 months 20 days
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.92
Number Exercisable, Options Exercisable | Equityinstruments	100,000
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 2.92
3.23
Share Capital
Weighted Average Exercise Price, Options Outstanding (in USD per share)	$ 3.23
Number of Shares, Options Outstanding | Equityinstruments	1,167,981
Weighted Average Remaining Contractual Life, Options Outstanding (Year)	5 years
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.23
Weighted Average Exercise Price, Options Exercisable (in USD per share)	$ 3.23